CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash at bank	$ 36,707	$ 66,082
Funds attributed to player deposit reserves	4,472	0
Total cash and cash equivalents	$ 41,179	$ 66,082	$ 59,767	$ 6,016